UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08340
South Asia Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

South Asia Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.1%

Security	Shares	Value
India — 86.1%
Apparel — 1.4%
Arvind Mills Ltd.(1)	543,000	$943,167
		$943,167

Applications Software — 13.9%
Infosys Technologies Ltd.	53,001	1,951,893
KPIT Cummins Infosystems Ltd.	59,005	590,196
Patni Computer Systems Ltd.(1)	189,833	1,373,194
Satyam Computer Services	180,000	1,475,980
Sify Ltd. ADR(1)	84,658	478,318
Software Technology Group International Ltd.	317,737	1,267,938
Wipro Ltd.	153,700	1,993,133
		$9,130,652

Auto and Parts — 0.6%
Bharat Forge Ltd.	22,800	401,478
		$401,478

Banking and Finance — 2.5%
HDFC Bank Ltd.	185,700	1,635,923
		$1,635,923

Brewery — 0.4%
United Breweries Ltd.(1)	94,380	257,596
		$257,596

Chemicals — 6.4%
Hindustan Inks and Resins Ltd.	102,500	1,430,543
United Phosphorus Ltd.	201,200	2,799,960
		$4,230,503

Communications Software — 2.2%
Hughes Software Systems	118,000	1,478,108
		$1,478,108

Diversified Industry — 4.5%
Aban Loyd Chiles Offshore	111,600	$2,648,074
Sintex Industries Ltd.	68,520	312,958
		$2,961,032

Drugs — 11.9%
Dishman Pharmaceuticals & Chemicals Ltd.	175,190	1,994,691
Divi’s Laboratories Ltd.	87,644	2,603,313
Dr. Reddy’s Laboratories Ltd.	69,000	1,096,545
Ranbaxy Laboratories Ltd.	89,100	2,114,329
		$7,808,878

Energy — 11.0%
Bharat Petroleum Corp. Ltd.	134,000	1,023,061
Hindustan Petroleum Corp. Ltd.	225,600	1,550,853
Indian Oil Corporation	154,500	1,473,292
Oil and Natural Gas Corp. Ltd.	198,200	3,225,346
		$7,272,552

Engineering — 11.3%
ABB Ltd.	96,500	1,579,034
Engineers India Ltd.	62,000	388,721
Gammon India Ltd.	159,100	1,753,040
Larsen & Toubro Ltd.	126,670	2,353,171
Siemens India Ltd.	56,528	1,377,870
		$7,451,836

Foods — 1.7%
Balrampur Chini Mills Ltd.	131,808	1,110,482
		$1,110,482

Healthcare — Biotech — 0.5%
Transgene Biotek Ltd.(1)	240,000	323,217
		$323,217

Household Products — 2.5%
Hindustan Lever Ltd.	611,900	1,668,758
		$1,668,758

Information Services — 1.7%
Geodesic Information Systems Ltd.	112,796	$1,105,646
		$1,105,646

Miscellaneous — 0.2%
United Breweries Holdings Ltd.(1)	141,570	115,872
		$115,872

Petrochemical — 5.2%
Finolex Industries Ltd.	1,746,952	2,509,401
Reliance Industries Ltd.	83,200	938,071
		$3,447,472

Power Converters/Power Supply Equipment — 2.6%
Bharat Heavy Electricals Ltd.	137,500	1,716,272
		$1,716,272

Tobacco — 2.9%
ITC Ltd.	77,500	1,917,524
		$1,917,524

Utilities — 2.7%
Reliance Energy Ltd.	128,346	1,764,758
		$1,764,758

Total India
(identified cost $46,171,330)		$56,741,726

Total Common Stocks
(identified cost $46,171,330)		$56,741,726

Rights — 0.0%

Security	Shares	Value
India — 0.0%
Brewery — 0.0%
United Breweries Ltd.(1)(2)	113,256	$0
		$0

Total India (identified cost $0)		$0

Total Rights
(identified cost $0)	$0

Total Investments — 86.1%
(identified cost $46,171,330)	$56,741,726

Other Assets, Less Liabilities — 13.9%	$9,146,620

Net Assets — 100.0%	$65,888,346

ADR	-	American Depositary Receipt

(1)		Non-income producing security.
(2)		Priced by adviser.

Top Ten Holdings

Company	Industry Sector	Percentage of Net Assets	Value
Oil and Natural Gas Corp. Ltd.	Energy	4.9%	$3,225,346
United Phosphorus Ltd.	Chemicals	4.2	2,799,960
Aban Loyd Chiles Offshore	Diversified Industry	4.0	2,648,074
Divi’s Laboratories Ltd.	Drugs	4.0	2,603,313
Finolex Industries Ltd.	Petrochemical	3.8	2,509,401
Larsen & Toubro Ltd.	Engineering	3.6	2,353,171
Ranbaxy Laboratories Ltd.	Drugs	3.2	2,114,329
Dishman Pharmaceuticals & Chemicals Ltd.	Drugs	3.0	1,994,691
Wipro Ltd.	Applications Software	3.0	1,993,133
Infosys Technologies Ltd.	Applications Software	3.0	1,951,893

Industry concentration — Below are the

top ten industry sectors represented in the

Portfolio of Investments

Company	Percentage of Net Assets	Value
Applications Software	13.9%	$9,130,652
Drugs	11.9	7,808,878
Engineering	11.3	7,451,836
Energy	11.0	7,272,552
Chemicals	6.4	4,230,503
Petrochemical	5.2	3,447,472
Diversified Industry	4.5	2,961,032
Tobacco	2.9	1,917,524
Utilities	2.7	1,764,758
Power Converters/Power Supply Equipment	2.6	1,716,272

The Portfolio did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, are as follows:

Aggregate cost	$46,171,330
Gross unrealized appreciation	$12,177,837
Gross unrealized depreciation	(1,607,441)
Net unrealized appreciation	$10,570,396

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

South Asia Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George

President and Principal Executive Officer

Date:	November 17, 2004

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	November 17, 2004